Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Bank overdrafts	$ 21	$ 0
Cash and cash equivalents	(7,167)	(11,174)
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	71,979	70,720
Current interest-bearing loans and borrowings	3,578	1,449
Interest-bearing loans and borrowings	75,558	72,169
Bank overdrafts	21	0
Cash and cash equivalents	(7,167)	(11,174)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(105)	(99)
Debt securities (included within Investment securities)	(232)	(251)
Net debt	$ 68,075	$ 60,645